Rental Expense Under Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011
Operating Leased Assets [Line Items]
Minimum rentals	$ 413,751	$ 382,386	$ 394,199
Percentage rentals	101,960	107,127	102,735
Operating Leases, Rent Expense, Net, Total	$ 515,711	$ 489,513	$ 496,934